Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

January 23, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 23, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Global Opportunity Portfolio

The maximum expense ratios with respect to the Class I, Class A and Class L shares of the Global Opportunity Portfolio (the "Portfolio") have been decreased, effective January 23, 2015. Accordingly, effective immediately, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunity Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	The Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example below assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The footnotes following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Example" are hereby deleted in their entirety and replaced with the following:

Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.36%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.78%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.93%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665	[2]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960	[2]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,276	[2]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169	[2]
Class L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	2.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	4.23%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.73%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I, 1.45% for Class A and 1.50% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive for at least one year the 12b-1 fee on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis.
[2]	Effective September 9, 2013, Class P shares were renamed Class A shares.